UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Senior Income Fund

The schedules are not audited.

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 141.6%
	Aerospace & Defense: 1.5%
1,500,000	American Airlines, Inc. 2017 Incremental Term Loan, 3.250%, (US0003M + 2.000%), 12/14/23	$1,501,563	0.3
292,057	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. Term Loan B2, 3.533%, (US0003M + 2.750%), 04/03/22	292,423	0.1
2,680,000	MacDonald, Dettwiler and Associates Ltd. Term Loan B, 4.100%, (US0003M + 2.750%), 10/04/24	2,694,836	0.6
1,207,547	TransDigm, Inc. 2016 Extended Term Loan F, 4.274%, (US0003M + 3.000%), 06/09/23	1,210,482	0.3
758,100	TransDigm, Inc. 2017 Term Loan G, 4.346%, (US0003M + 3.000%), 08/22/24	762,542	0.2
		6,461,846	1.5

	Auto Components: 0.4%
1,849,875	Broadstreet Partners, Inc. 2017 Term Loan B, 5.100%, (US0003M + 3.750%), 11/08/23	1,862,602	0.4

	Automotive: 5.3%
969,999	BBB Industries U.S. Holdings, Inc. 2014 First Lien Term Loan, 5.850%, (US0001M + 4.500%), 11/03/21	984,246	0.2
905,000	Belron S.A. USD Term Loan B, 3.892%, (US0003M + 2.500%), 11/07/24	913,484	0.2
1,271,813	Bright Bidco B.V. Term Loan B, 5.836%, (US0003M + 4.500%), 06/30/24	1,287,313	0.3
1,450,350	Dealer Tire, LLC 2016 Term Loan B, 5.125%, (US0003M + 3.750%), 12/22/21	1,464,552	0.4
2,251,253	Dynacast International LLC Term Loan B, 4.583%, (US0003M + 3.250%), 01/28/22	2,279,394	0.5
1,081,391	Federal-Mogul Holdings Corporation New Term Loan C, 5.025%, (US0003M + 3.750%), 04/15/21	1,090,403	0.3
EUR 995,000	Gates Global LLC 2017 EUR Repriced Term Loan B, 3.250%, (EUR003M + 3.250%), 04/01/24	1,193,550	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Automotive: (continued)
4,008,650	Gates Global LLC 2017 USD Term Loan B, 4.583%, (US0003M + 3.250%), 04/01/24	$4,031,615	0.9
1,409,310	Key Safety Systems, Inc. New First Lien Term Loan, 5.890%, (US0003M + 4.500%), 08/29/21	1,407,109	0.3
1,562,221	Midas Intermediate Holdco II, LLC Incremental Term Loan B, 4.083%, (US0003M + 2.750%), 08/18/21	1,566,126	0.4
1,222,795	NN, Inc. 2016 Term Loan B, 5.100%, (US0003M + 3.750%), 10/19/22	1,225,343	0.3
552,900	NN, Inc. 2017 Term Loan, 4.600%, (US0003M + 3.250%), 03/22/21	554,973	0.1
852,801	Superior Industries International, Inc. First Lien Term Loan, 5.813%, (US0003M + 4.500%), 05/22/24	861,329	0.2
1,695,411	TI Group Automotive Systems, L.L.C. 2015 USD Term Loan B, 4.100%, (US0003M + 2.750%), 06/30/22	1,706,007	0.4
1,695,750	Truck Hero, Inc. First Lien Term Loan, 5.326%, (US0003M + 4.000%), 04/21/24	1,697,341	0.4
565,000	Truck Hero, Inc. Second Lien Term Loan, 9.576%, (US0003M + 8.250%), 04/21/25	570,650	0.1
		22,833,435	5.3

	Beverage & Tobacco: 0.1%
430,000	Refresco Group BV USD Term Loan B, 4.237%, (US0003M + 2.750%), 09/26/24	433,225	0.1

	Brokers, Dealers & Invetesment Houses: 0.3%
1,136,808	Capital Automotive L.P. 2017 Second Lien Term Loan, 7.350%, (US0003M + 6.000%), 03/24/25	1,159,544	0.3

	Building & Development: 4.2%
2,293,475	American Builders & Contractors Supply Co., Inc. 2017 Term Loan B, 3.850%, (US0003M + 2.500%), 10/31/23	2,305,658	0.5
1,139,954	Capital Automotive L.P. 2017 First Lien Term Loan, 3.850%, (US0003M + 2.500%), 03/24/24	1,144,941	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Building & Development: (continued)
745,727	Clark Equipment Company 2017 Term Loan B, 3.833%, (US0003M + 2.500%), 05/18/24	$750,388	0.2
3,017,134	Forterra Finance, LLC 2017 Term Loan B, 4.350%, (US0003M + 3.000%), 10/25/23	2,732,627	0.6
735,000	Core & Main LP 2017 Term Loan B, 4.455%, (US0003M + 3.000%), 08/01/24	740,053	0.2
769,188	Henry Company LLC Term Loan B, 5.850%, (US0003M + 4.500%), 10/05/23	776,879	0.2
428,925	Installed Building Products, Inc. Term Loan B, 4.350%, (US0003M + 3.000%), 04/15/24	430,131	0.1
446,225	MX Holdings US, Inc. Term Loan B1B, 4.100%, (US0003M + 2.750%), 08/14/23	449,571	0.1
1,439,296	NCI Building Systems, Inc. New Term Loan, 4.333%, (US0003M + 3.000%), 06/24/22	1,446,852	0.3
1,578,025	Quikrete Holdings, Inc Term Loan, 4.100%, (US0003M + 2.750%), 11/15/23	1,584,381	0.4
1,050,000	Werner Co. 2017 Term Loan, 5.242%, (US0003M + 4.000%), 07/24/24	1,053,938	0.2
1,662,458	Wilsonart LLC 2017 Term Loan B, 4.590%, (US0003M + 3.250%), 12/19/23	1,676,174	0.4
EUR 1,049,035	Xella International GmbH 2017 EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 02/02/24	1,258,535	0.3
1,507,232	Zekelman Industries, Inc. Term Loan B, 4.073%, (US0003M + 2.750%), 06/14/21	1,518,160	0.4
		17,868,288	4.2

	Business Equipment & Services: 14.6%
1,370,758	Acosta Holdco, Inc. 2015 Term Loan, 4.600%, (US0003M + 3.250%), 09/26/21	1,197,909	0.3
1,662,336	Advantage Sales & Marketing, Inc. 2014 First Lien Term Loan, 4.628%, (US0001M + 3.250%), 07/23/21	1,614,544	0.4
2,572,075	AlixPartners, LLP 2017 Term Loan B, 4.083%, (US0003M + 3.000%), 04/04/24	2,587,232	0.6
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
1,208,702		Allflex Holdings III, Inc. New First Lien Term Loan, 4.706%, (US0003M + 3.250%), 07/20/20	$1,217,263	0.3
550,000		Almonde, Inc. USD Second Lien Term Loan, 8.729%, (US0003M + 7.250%), 06/13/25	550,275	0.1
990,000		Ascend Learning, LLC 2017 Term Loan B, 4.600%, (US0003M + 3.250%), 07/12/24	996,188	0.2
344,615		TriMark USA, LLC 2017 First Lien Term Loan, 4.880%, (US0003M + 3.500%), 09/26/24	347,774	0.1
15,385		TriMark USA, LLC Delayed Draw Term Loan, 4.987%, (US0003M + 4.000%), 09/26/24	15,526	0.0
790,000		Array Canada Inc. Term Loan B, 6.333%, (US0003M + 5.000%), 02/10/23	793,456	0.2
1,089,828		Learning Care Group (US) No. 2 Inc. New Term Loan, 5.319%, (US0003M + 4.000%), 05/05/21	1,100,726	0.3
415,000		Big Ass Fans, LLC Term Loan, 5.737%, (US0003M + 4.250%), 05/03/24	417,767	0.1
544,514		Camelot UK Holdco Limited 2017 Repriced Term Loan, 4.452%, (US0003M + 3.250%), 10/03/23	546,556	0.1
718,200		Colorado Buyer Inc Term Loan B, 4.380%, (US0003M + 3.000%), 05/01/24	723,227	0.2
990,000		DTI Holdco, Inc. 2016 Term Loan B, 6.630%, (US0003M + 5.250%), 09/30/23	984,637	0.2
101,239	(1)	Duravant LLC First Lien Delayed Draw Term Loan, 4.275%, (US0003M + 3.250%), 07/19/24	101,429	0.0
42,553	(1)	Duravant LLC Second Lien Delayed Draw Term Loan, 7.410%, (US0003M + 7.250%), 07/18/25	42,872	0.0
778,761		Duravant LLC USD First Lien Term Loan, 4.559%, (US0003M + 3.750%), 07/19/24	780,221	0.2
1,592,287		EIG Investors Corp. 2017 Term Loan, 5.458%, (US0003M + 4.000%), 02/09/23	1,606,418	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
327,000	Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 4.833%, (US0003M + 3.500%), 06/28/24	$329,316	0.1
357,447	Engineered Machinery Holdings, Inc. USD Second Lien Term Loan, 8.559%, (US0003M + 7.250%), 07/18/25	360,128	0.1
EUR 547,250	Equinix, Inc. 2017 EUR Term Loan B2, 2.500%, (EUR003M + 2.500%), 01/05/24	657,389	0.2
895,500	EVO Payments International Term Loan B, 6.350%, (US0003M + 5.000%), 12/22/23	908,793	0.2
960,870	First American Payment Systems, L.P. 2016 Term Loan, 6.992%, (US0003M + 5.750%), 01/03/24	967,175	0.2
EUR 988,298	Foncia Groupe 2016 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 09/07/23	1,187,020	0.3
558,178	Garda World Security Corporation 2017 Term Loan, 5.247%, (US0003M + 3.000%), 05/24/24	560,737	0.1
EUR 1,000,000	GTCR Valor Companies, Inc. EUR 2017 Term Loan B1, 4.250%, (EUR003M + 4.250%), 06/20/23	1,208,103	0.3
1,095,000	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.583%, (US0003M + 4.250%), 06/16/23	1,110,227	0.3
EUR 688,373	ION Trading Technologies S.a.r.l. EUR 2017 Term Loan B, 3.750%, (EUR003M + 2.750%), 11/30/24	827,699	0.2
1,976,440	IQOR US Inc. Second Lien Term Loan, 10.085%, (US0003M + 8.750%), 04/01/22	1,904,794	0.4
3,032,191	IQOR US Inc. Term Loan B, 6.335%, (US0003M + 5.000%), 04/01/21	3,020,821	0.7
3,297,073	KUEHG Corp.. 2017 First Lien Term Loan, 5.083%, (US0003M + 3.750%), 08/13/22	3,315,105	0.8
600,000	LegalZoom.com, Inc. 2017 Term Loan B, 5.987%, (US0003M + 4.500%), 11/15/24	598,500	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
EUR 947,625	Misys Europe SA EUR First Lien Term Loan, 4.250%, (EUR003M + 3.250%), 06/13/24	$1,139,894	0.3
323,190	ASP MCS Acquisition Corp. Term Loan B, 6.033%, (US0003M + 4.750%), 05/18/24	326,422	0.1
220,000	NeuStar, Inc. Second Lien Term Loan, 9.397%, (US0003M + 8.000%), 08/08/25	223,208	0.1
950,000	NeuStar, Inc. Term Loan B2, 5.147%, (US0003M + 3.750%), 08/08/24	961,133	0.2
2,955,000	West Corporation 2017 Term Loan, 5.350%, (US0003M + 4.000%), 10/10/24	2,954,309	0.7
2,290,000	Peak 10, Inc. 2017 First Lien Term Loan, 4.816%, (US0003M + 4.000%), 08/01/24	2,298,588	0.5
465,000	Peak 10, Inc. 2017 Second Lien Term Loan, 8.627%, (US0003M + 7.750%), 08/01/25	470,231	0.1
2,403,226	Pre-Paid Legal Services, Inc. First Lien Term Loan, 6.600%, (US0003M + 5.250%), 07/01/19	2,409,234	0.6
1,000,000	Pre-Paid Legal Services, Inc. Second Lien Term Loan, 10.350%, (US0003M + 9.000%), 07/01/20	1,000,000	0.2
5,320,000	Red Ventures, LLC First Lien Term Loan, 5.335%, (US0003M + 4.000%), 11/08/24	5,304,705	1.2
615,000	Red Ventures, LLC Second Lien Term Loan, 9.487%, (US0003M + 8.000%), 11/08/25	615,577	0.1
790,000	Sandvine Corporation Term Loan B, 7.073%, (US0003M + 5.750%), 09/21/22	763,337	0.2
1,305,497	Solera Holdings, Inc. USD Term Loan B, 4.600%, (US0003M + 3.250%), 03/03/23	1,313,660	0.3
1,914,758	Spin Holdco Inc. 2017 Term Loan B, 5.147%, (US0003M + 3.750%), 11/14/22	1,932,230	0.5
2,010,000	Staples, Inc. 2017 Term Loan B, 5.310%, (US0003M + 4.000%), 09/12/24	1,927,088	0.4
1,057,350	SurveyMonkey Inc. 2017 Term Loan, 5.840%, (US0003M + 4.500%), 04/13/24	1,069,245	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
433,913	Switch, Ltd. Term Loan B, 4.100%, (US0003M + 2.750%), 06/27/24	$438,387	0.1
EUR 1,000,000	Techem GmbH 2017 EUR Term Loan B, 3.000%, (EUR003M + 3.250%), 07/31/24	1,198,432	0.3
220,000	USS Ultimate Holdings, Inc. First Lien Term Loan, 5.100%, (US0003M + 3.750%), 08/25/24	222,338	0.1
150,000	USS Ultimate Holdings, Inc. Second Lien Term Loan, 9.100%, (US0003M + 7.750%), 08/25/25	152,438	0.0
EUR 2,195,000	Verisure Holding AB EUR Term Loan B1E, 4.487%, (EUR003M + 3.000%), 10/20/22	2,607,554	0.6
91,048	Coinamatic Canada Inc. Canadian First Lien Term Loan, 4.600%, (US0003M + 3.250%), 05/14/22	91,446	0.0
519,888	WASH Multifamily Laundry Systems, LLC 2015 First Lien Term Loan, 4.600%, (US0003M + 3.250%), 05/14/22	522,163	0.1
		62,521,446	14.6

	Cable & Satellite Television: 4.7%
EUR 995,000	Numericable Group SA EUR Term Loan B11, 3.000%, (EUR003M + 3.000%), 07/31/25	1,168,662	0.3
845,750	Numericable Group SA USD Term Loan B11, 4.130%, (US0003M + 2.750%), 07/31/25	828,412	0.2
3,787,025	Radiate Holdco, LLC First Lien Term Loan, 4.350%, (US0003M + 3.000%), 02/01/24	3,762,175	0.9
1,995,000	Telenet Financing USD LLC USD Term Loan AI, 4.000%, (US0003M + 2.750%), 06/30/25	1,999,987	0.5
EUR 1,000,000	Telenet International Finance S.a.r.l. EUR Term Loan AH, 3.000%, (EUR003M + 3.000%), 03/31/26	1,193,690	0.3
915,767	Telesat Canada Term Loan B4, 4.320%, (US0003M + 3.000%), 11/17/23	922,636	0.2
1,500,000	UPC Financing Partnership USD Term Loan AR, 3.750%, (US0003M + 2.500%), 01/15/26	1,504,019	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Cable & Satellite Television: (continued)
2,120,000	Virgin Media Bristol LLC 2017 USD Term Loan, 3.987%, (US0003M + 2.500%), 01/31/26	$2,121,514	0.5
478,762	WaveDivision Holdings, LLC Term Loan B, 4.130%, (US0003M + 2.750%), 10/15/19	479,360	0.1
4,970,000	WideOpenWest Finance LLC 2017 Term Loan B, 4.533%, (US0003M + 3.250%), 08/18/23	4,958,092	1.1
EUR 1,000,000	Ziggo Secured Finance BV EUR Term Loan F, 3.000%, (EUR003M + 3.000%), 04/15/25	1,193,721	0.3
		20,132,268	4.7

	Chemicals & Plastics: 5.6%
EUR 693,000	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 09/13/23	830,661	0.2
696,837	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 4.712%, (US0003M + 3.250%), 09/13/23	700,321	0.2
524,990	Allnex USA, Inc. USD Term Loan B3, 4.712%, (US0003M + 3.250%), 09/13/23	527,615	0.1
422,940	Alpha 3 B.V. 2017 Term Loan B1, 4.333%, (US0003M + 3.000%), 01/31/24	426,165	0.1
670,000	Avantor, Inc. 2017 First Lien Term Loan, 5.487%, (US0003M + 4.000%), 09/07/24	671,675	0.2
EUR 1,000,000	Avantor, Inc. EUR 2017 First Lien Term Loan, 5.737%, (EUR003M + 4.250%), 09/20/24	1,202,301	0.3
589,138	Colouroz Investment 2 LLC USD Second Lien Term Loan B2, 8.615%, (US0003M + 7.250%), 09/06/22	500,767	0.1
EUR 1,000,000	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.750%), 09/06/24	1,193,969	0.3
755,000	Diamond (BC) B.V. USD Term Loan, 4.423%, (US0003M + 3.000%), 09/06/24	755,950	0.2
1,179,247	Emerald Performance Materials, LLC New First Lien Term Loan, 4.850%, (US0001M + 3.500%), 08/01/21	1,188,645	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
366,752	Emerald Performance Materials, LLC New Second Lien Term Loan, 9.100%, (US0001M + 7.750%), 08/01/22	$366,905	0.1
360,000	Encapsys, LLC First Lien Term Loan, 4.584%, (US0003M + 3.250%), 11/07/24	362,700	0.1
934,604	Colouroz Investment 1, GMBH USD First Lien Term Loan B2, 4.365%, (US0003M + 3.000%), 09/07/21	855,163	0.2
154,501	Colouroz Investment 1, GMBH USD Term Loan C, 4.365%, (US0003M + 3.000%), 09/07/21	141,368	0.0
701,069	Huntsman International LLC Term Loan B, 4.350%, (US0003M + 3.000%), 11/03/23	706,327	0.2
1,931,559	INEOS Styrolution Group GmbH USD 2017 First Lien Term Loan, 4.083%, (US0003M + 2.750%), 03/07/24	1,936,388	0.4
EUR 1,000,000	Klockner-Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	1,198,432	0.3
1,000,000	Klockner-Pentaplast of America, Inc. USD 2017 Term Loan B2, 5.583%, (US0003M + 4.250%), 06/30/22	1,009,375	0.2
456,327	KMG Chemicals Inc. Term Loan B, 5.600%, (US0003M + 4.250%), 06/15/24	461,461	0.1
1,369,327	Kraton Polymers, LLC 2017 USD Term Loan, 4.350%, (US0003M + 3.000%), 01/06/22	1,385,591	0.3
1,569,300	MacDermid, Inc. USD Term Loan B6, 4.350%, (US0003M + 3.000%), 06/07/23	1,579,762	0.4
EUR 450,000	Novacap S.A. EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 06/22/23	539,852	0.1
888,819	Orion Engineered Carbons GmbH 2017 USD Term Loan B, 3.833%, (US0003M + 2.500%), 07/31/24	892,707	0.2
419,698	PQ Corporation 2017 USD Term Loan, 4.630%, (US0003M + 3.250%), 11/04/22	424,289	0.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
563,007	Solenis International, LP USD First Lien Term Loan, 4.729%, (US0003M + 3.250%), 07/31/21	$566,325	0.1
285,000	Trinseo Materials Operating S.C.A. 2017 Term Loan, 3.850%, (US0003M + 2.500%), 08/16/24	287,422	0.1
476,163	Tronox Blocked Borrower LLC Term Loan B, 4.323%, (US0003M + 3.000%), 09/22/24	481,043	0.1
1,098,837	Tronox Finance LLC Term Loan B, 4.323%, (US0003M + 3.000%), 09/22/24	1,110,100	0.3
1,085,000	Univar Inc. 2017 USD Term Loan B, 3.987%, (US0003M + 2.500%), 07/01/24	1,089,860	0.2
425,000	Venator Materials Corporation Term Loan B, 4.380%, (US0003M + 3.000%), 08/08/24	427,391	0.1
		23,820,530	5.6

	Clothing/Textiles: 0.9%
3,493,283	Varsity Brands, Inc. First Lien Term Loan, 4.743%, (US0003M + 3.500%), 12/11/21	3,520,027	0.8
318,754	Vince, LLC Term Loan B, 8.397%, (US0003M + 7.000%), 11/27/19	278,910	0.1
		3,798,937	0.9

	Conglomerates: 0.4%
1,082,348	Jason Incorporated First Lien Term Loan, 5.833%, (US0003M + 4.500%), 06/30/21	1,053,035	0.3
599,932	Jason Incorporated Second Lien Term Loan, 9.333%, (US0003M + 8.000%), 06/30/22	540,314	0.1
		1,593,349	0.4

	Containers & Glass Products: 5.6%
1,321,688	Albea Beauty Holdings S.A USD First Lien Term Loan, 5.406%, (US0003M + 3.750%), 03/09/24	1,333,252	0.3
550,000	Berlin Packaging LLC 2014 Second Lien Term Loan, 8.000%, (US0003M + 6.750%), 10/01/22	555,500	0.1
688,275	BWAY Holding Company 2017 Term Loan B, 4.598%, (US0003M + 3.250%), 04/03/24	692,290	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Containers & Glass Products: (continued)
500,000	Consolidated Container Company LLC 2017 First Lien Term Loan, 4.850%, (US0003M + 3.500%), 05/22/24	$503,594	0.1
1,433,795	Flex Acquisition Company, Inc. First Lien Term Loan, 4.335%, (US0003M + 3.000%), 12/29/23	1,443,473	0.3
EUR 1,854,545	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR006M + 3.000%), 10/29/22	2,208,751	0.5
1,055,743	Husky Injection Molding Systems Ltd. New Term Loan B, 4.600%, (US0003M + 3.250%), 06/30/21	1,064,651	0.2
1,126,488	Milacron LLC Amended Term Loan B, 4.100%, (US0003M + 2.750%), 09/28/23	1,130,008	0.3
2,542,574	Berlin Packaging LLC 2017 Term Loan B, 4.549%, (US0003M + 3.250%), 10/01/21	2,562,597	0.6
510,000	Plastipak Holdings, Inc. Term Loan B, 4.237%, (US0003M + 2.750%), 10/04/24	513,294	0.1
1,429,698	ProAmpac PG Borrower LLC First Lien Term Loan, 5.351%, (US0003M + 4.000%), 11/18/23	1,446,452	0.3
245,000	ProAmpac PG Borrower LLC Second Lien Term Loan, 9.936%, (US0003M + 8.500%), 11/18/24	248,675	0.1
5,109,800	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.100%, (US0003M + 3.000%), 02/05/23	5,138,557	1.2
1,495,000	Ring Container Technologies Group, LLC First Lien Term Loan, 4.100%, (US0003M + 2.750%), 10/31/24	1,499,672	0.4
2,095,291	SIG Combibloc Group AG, 4.350%, (US0001M + 3.000%), 03/13/22	2,107,513	0.5
505,000	Tekni-Plex, Inc. 2017 USD Term Loan B1, 4.673%, (US0003M + 3.250%), 10/17/24	508,314	0.1
108,755	TricorBraun Holdings, Inc. First Lien Delayed Draw Term Loan, 3.750%, (US0003M + 3.750%), 11/30/23	108,619	0.0
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Containers & Glass Products: (continued)
1,079,389	TricorBraun Holdings, Inc. First Lien Term Loan, 5.083%, (US0003M + 3.750%), 11/30/23	$1,080,738	0.3
		24,145,950	5.6

	Cosmetics/Toiletries: 0.4%
857,850	Wellness Merger Sub, Inc. First Lien Term Loan, 6.083%, (US0003M + 4.750%), 06/30/24	868,037	0.2
1,324,069	Revlon Consumer Products Corporation 2016 Term Loan B, 4.850%, (US0003M + 3.500%), 09/07/23	995,075	0.2
		1,863,112	0.4

	Drugs: 1.4%
1,513,448	Alvogen Pharma US, Inc. Term Loan, 6.350%, (US0003M + 5.000%), 04/02/22	1,503,989	0.4
2,344,125	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 5.625%, (US0003M + 4.250%), 04/29/24	2,362,437	0.6
597,000	Horizon Pharma, Inc. 2017 First Lien Term Loan, 4.563%, (US0003M + 3.250%), 03/29/24	600,358	0.1
EUR 832,143	Nidda Healthcare Holding AG EUR Term Loan B1, 4.987%, (EUR003M + 3.500%), 09/19/24	997,688	0.2
EUR 167,857	Nidda Healthcare Holding AG EUR Term Loan B2, 4.987%, (EUR003M + 3.500%), 09/27/24	201,250	0.0
484,478	Prestige Brands, Inc. Term Loan B5, 4.100%, (US0003M + 2.750%), 01/26/24	487,593	0.1
		6,153,315	1.4

	Ecological Services & Equipment: 1.4%
1,752,477	4L Holdings, LLC First Lien Term Loan, 5.813%, (US0003M + 4.500%), 05/08/20	1,260,688	0.3
3,355,644	ADS Waste Holdings, Inc Term Loan, 3.452%, (US0003M + 2.250%), 11/10/23	3,363,101	0.8
1,230,000	Wrangler Buyer Corp. Term Loan B, 4.350%, (US0003M + 3.000%), 09/27/24	1,238,676	0.3
		5,862,465	1.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: 15.9%
1,542,250	Aptean, Inc. 2017 First Lien Term Loan, 5.590%, (US0003M + 4.250%), 12/20/22	$1,556,709	0.4
935,000	ASG Technologies Group, Inc. Term Loan, 6.100%, (US0003M + 4.750%), 07/31/24	946,687	0.2
2,546,700	Avast Software B.V. 2017 USD Term Loan B, 4.583%, (US0003M + 3.250%), 09/29/23	2,565,006	0.6
EUR 481,406	Avast Software B.V. EUR 2017 Term Loan B, 3.000%, (EUR003M + 3.000%), 09/29/23	577,470	0.1
3,356,984	BMC Software Finance, Inc. 2017 USD Term Loan, 5.100%, (US0003M + 4.000%), 09/10/22	3,371,251	0.8
EUR 1,644,620	BMC Software Finance, Inc. EUR Term Loan, 4.500%, (EUR003M + 4.500%), 09/10/22	1,967,092	0.5
3,748,688	Compuware Corporation Term Loan B3, 5.630%, (US0003M + 4.250%), 12/15/21	3,796,716	0.9
2,573,180	Quest Software US Holdings Inc. 2017 Term Loan B, 6.919%, (US0003M + 5.500%), 10/31/22	2,603,736	0.6
116,011	Dell Inc. 2017 First Lien Term Loan, 3.350%, (US0003M + 2.000%), 09/07/23	116,245	0.0
665,000	Exact Merger Sub LLC First Lien Term Loan, 5.583%, (US0003M + 4.250%), 09/27/24	671,650	0.2
2,621,385	Epicor Software Corporation First Lien Term Loan, 5.100%, (US0003M + 3.750%), 06/01/22	2,639,735	0.6
3,040,257	SkillSoft Corporation First Lien Term Loan, 6.100%, (US0003M + 4.750%), 04/28/21	2,927,768	0.7
222,147	Eze Castle Software Inc. 2017 First Lien Term Loan, 4.333%, (US0003M + 3.000%), 04/06/20	223,813	0.0
1,095,000	Eze Castle Software Inc. New Second Lien Term Loan, 7.833%, (US0003M + 6.500%), 04/05/21	1,097,737	0.3
1,392,855	Go Daddy Operating Company, LLC 2017 Term Loan B, 3.600%, (US0003M + 2.500%), 02/15/24	1,398,659	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
EUR 992,513	Greeneden U.S. Holdings II, LLC 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 12/01/23	$1,195,736	0.3
764,235	Greeneden U.S. Holdings II, LLC USD 2017 Term Loan B2, 5.083%, (US0003M + 3.750%), 12/01/23	769,170	0.2
3,310,932	Hyland Software, Inc. 2017 First Lien Term Loan, 4.600%, (US0003M + 3.250%), 07/01/22	3,349,836	0.8
2,375,000	MH Sub I, LLC 2017 First Lien Term Loan, 5.070%, (US0003M + 3.750%), 09/13/24	2,368,692	0.5
EUR 393,025	Infor (US), Inc. EUR 2017 Term Loan B, 4.500%, (EUR003M + 3.500%), 02/01/22	472,768	0.1
1,630,988	Informatica Corporation USD Term Loan, 4.833%, (US0003M + 3.500%), 08/05/22	1,638,532	0.4
3,295,142	Kronos Incorporated 2017 Term Loan B, 4.902%, (US0003M + 3.500%), 11/01/23	3,315,914	0.8
835,125	Lully Finance LLC USD Term Loan B3, 4.832%, (US0001M + 3.500%), 10/14/22	835,125	0.2
415,310	MA FinanceCo., LLC USD Term Loan B3, 4.063%, (US0001M + 2.750%), 06/21/24	415,137	0.1
322,059	MaxLinear, Inc. Term Loan B, 3.764%, (US0003M + 2.500%), 05/12/24	324,072	0.1
435,000	McAfee, LLC 2017 Second Lien Term Loan, 9.833%, (US0003M + 8.500%), 09/29/25	441,525	0.1
2,220,000	McAfee, LLC 2017 USD Term Loan B, 5.833%, (US0003M + 4.500%), 09/30/24	2,232,674	0.5
810,000	MH Sub I, LLC 2017 Second Lien Term Loan, 8.820%, (US0003M + 7.500%), 09/15/25	804,431	0.2
770,250	Navico, Inc. First Lien Term Loan, 7.100%, (US0003M + 5.750%), 03/31/23	776,990	0.2
670,022	Optiv Security, Inc. First Lien Term Loan, 4.625%, (US0003M + 3.250%), 02/01/24	640,709	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
500,000	Optiv Security, Inc. Second Lien Term Loan, 8.625%, (US0003M + 7.250%), 02/01/25	$467,500	0.1
3,084,519	Rackspace Hosting, Inc. 2017 First Lien Term Loan, 4.385%, (US0003M + 3.000%), 11/03/23	3,088,375	0.7
3,066,950	Riverbed Technology, Inc. 2016 Term Loan, 4.600%, (US0003M + 3.250%), 04/24/22	3,018,789	0.7
2,431,625	RP Crown Parent LLC Term Loan B, 4.350%, (US0003M + 3.500%), 10/12/23	2,448,950	0.6
2,804,690	Seattle Spinco, Inc. USD Term Loan B3, 4.063%, (US0003M + 2.750%), 06/21/24	2,811,736	0.6
EUR 1,000,000	SGB-SMIT Management GmbH EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 07/18/24	1,168,825	0.3
3,606,993	SolarWinds Holdings, Inc. 2017 Term Loan, 4.850%, (US0003M + 3.500%), 02/05/23	3,628,285	0.8
1,290,250	Tessera Holding Corp Term loan B, 4.600%, (US0003M + 3.250%), 12/01/23	1,299,524	0.3
1,095,000	TTM Technologies, Inc. 2017 Term Loan, 3.850%, (US0003M + 2.500%), 09/14/24	1,101,844	0.3
3,134,104	Veritas Bermuda Ltd. USD Repriced Term Loan B, 5.833%, (US0003M + 4.500%), 01/27/23	3,139,589	0.7
		68,215,002	15.9

	Equipment Leasing: 0.2%
1,031,163	Brand Energy & Infrastructure Services, Inc. 2017 Term Loan, 5.615%, (US0003M + 4.250%), 06/21/24	1,036,748	0.2

	Financial Intermediaries: 1.3%
2,955,094	First Eagle Holdings, Inc. 2017 First Lien Term Loan B, 4.365%, (US0003M + 3.000%), 12/01/22	2,986,492	0.7
606,667	Blucora, Inc. Term Loan B, 5.073%, (US0003M + 3.750%), 05/22/24	610,079	0.1
1,215,000	Duff & Phelps Corporation 2017 First Lien Term Loan, 4.607%, (US0003M + 3.250%), 10/14/24	1,219,841	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Financial Intermediaries: (continued)
485,000	Edelman Financial Group, The 2017 Term Loan B, 5.653%, (US0003M + 4.250%), 11/11/24	$491,062	0.1
430,000	Focus Financial Partners, LLC First Lien Term Loan, 4.574%, (US0003M + 3.250%), 07/03/24	433,628	0.1
		5,741,102	1.3

	Food Products: 2.5%
545,000	American Seafoods Group LLC 2017 First Lien Term Loan, 4.684%, (US0003M + 3.250%), 08/21/23	552,494	0.1
915,000	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.392%, (US0003M + 4.000%), 07/07/24	923,578	0.2
1,275,188	Atrium Innovations Inc. USD Term Loan, 4.669%, (US0003M + 3.250%), 02/13/21	1,284,751	0.3
423,150	CSM Bakery Solutions LLC First Lien Term Loan, 5.340%, (US0003M + 4.000%), 07/03/20	416,538	0.1
1,058,750	Del Monte Foods, Inc. First Lien Term Loan, 4.701%, (US0003M + 3.250%), 02/18/21	860,764	0.2
1,700,000	Del Monte Foods, Inc. Second Lien Term Loan, 8.690%, (US0003M + 7.250%), 08/18/21	835,834	0.2
864,563	Dole Food Company Inc. 2017 Term Loan B, 4.034%, (US0003M + 2.750%), 04/06/24	869,040	0.2
1,738,756	JBS USA, LLC 2017 Term Loan B, 3.764%, (US0003M + 2.500%), 10/30/22	1,705,883	0.4
765,000	Nomad Foods Europe Midco Limited USD Term Loan B, 4.000%, (US0003M + 2.750%), 05/15/24	769,303	0.2
977,550	NPC International, Inc. First Lien Term Loan, 4.838%, (US0003M + 3.500%), 04/19/24	984,882	0.2
327,500	NPC International, Inc. Second Lien Term Loan, 8.838%, (US0003M + 7.500%), 04/18/25	334,869	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Food Products: (continued)
EUR 1,000,000	Valeo F1 Company Limited (Ireland) 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 08/27/24	$1,198,060	0.3
		10,735,996	2.5

	Food Service: 1.9%
2,223,467	CEC Entertainment Concepts, L.P. Term Loan, 4.350%, (US0003M + 3.000%), 02/14/21	2,160,099	0.5
2,307,797	Golden Nugget, Inc. 2017 Incremental Term Loan, 4.598%, (US0003M + 3.250%), 10/04/23	2,329,019	0.5
1,086,667	Manitowoc Foodservice, Inc. Term Loan B, 4.100%, (US0003M + 3.000%), 03/03/23	1,096,854	0.3
2,323,106	US Foods, Inc. 2016 Term Loan B, 4.100%, (US0003M + 2.750%), 06/27/23	2,336,355	0.6
		7,922,327	1.9

	Food/Drug Retailers: 3.1%
2,527,336	Albertsons, LLC USD 2017 Term Loan B4, 4.100%, (US0001M + 2.750%), 08/25/21	2,460,541	0.6
1,418,440	Albertsons, LLC USD 2017 Term Loan B6, 4.462%, (US0003M + 3.000%), 06/22/23	1,380,417	0.3
1,865,000	Clover Merger Sub, Inc. 2017 First Lien Term Loan, 4.833%, (US0003M + 3.500%), 09/26/24	1,788,846	0.4
635,000	Clover Merger Sub, Inc. 2017 Second Lien Term Loan, 9.083%, (US0003M + 7.750%), 09/26/25	577,850	0.1
2,422,563	Portillos Holdings, LLC First Lien Term Loan, 5.833%, (US0003M + 4.500%), 08/02/21	2,448,303	0.6
1,667,400	Moran Foods LLC Term Loan, 7.350%, (US0003M + 6.000%), 12/05/23	1,333,920	0.3
1,050,000	Smart & Final Stores LLC First Lien Term Loan, 4.833%, (US0003M + 3.500%), 11/15/22	1,032,281	0.2
943,076	Supervalu Inc. 2017 Delayed Draw Term Loan, 4.500%, (US0003M + 3.500%), 06/08/24	914,784	0.2
1,571,793	Supervalu Inc. 2017 Term Loan B, 4.850%, (US0003M + 3.500%), 06/08/24	1,524,639	0.4
		13,461,581	3.1
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Forest Products: 0.2%
985,000	Blount International Inc. USD 2017 Term Loan B, 5.492%, (US0003M + 4.250%), 04/12/23	$995,466	0.2

	Health Care: 15.0%
1,938,699	Acadia Healthcare Company, Inc. Term Loan B2, 3.992%, (US0001M + 2.750%), 02/16/23	1,952,836	0.5
550,774	ADMI Corp. 2015 Term Loan B, 5.153%, (US0003M + 3.750%), 04/30/22	557,487	0.1
3,892,949	Air Medical Group Holdings, Inc. Term Loan B, 4.492%, (US0001M + 3.250%), 04/28/22	3,886,868	0.9
1,803,058	Air Methods Corporation 2017 Term Loan B, 4.833%, (US0003M + 3.500%), 04/21/24	1,801,705	0.4
525,000	Albany Molecular Research, Inc. 2017 First Lien Term Loan, 4.583%, (US0003M + 3.750%), 08/30/24	527,461	0.1
245,000	Alliance Healthcare Services, Inc. 2017 Term Loan B, 5.880%, (US0003M + 4.500%), 10/24/23	246,531	0.1
1,026,337	ATI Holdings Acquisition, Inc. 2016 Term Loan, 4.847%, (US0003M + 3.500%), 05/10/23	1,036,600	0.2
3,022,674	Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 4.333%, (US0003M + 3.000%), 01/17/22	3,049,123	0.7
1,971,077	CareCore National, LLC Term Loan B, 5.350%, (US0003M + 4.000%), 03/05/21	1,976,004	0.5
855,000	Carestream Dental Equiment, Inc 2017 First Lien Term Loan B, 4.583%, (US0003M + 4.000%), 09/01/24	857,539	0.2
2,250,000	Cdrh Parent, Inc. Second Lien, 9.343%, (US0003M + 8.000%), 07/01/22	1,237,500	0.3
3,980,000	Change Healthcare Holdings, Inc. 2017 Term Loan B, 4.100%, (US0001M + 2.750%), 03/01/24	3,994,615	0.9
3,108,940	CHG Healthcare Services Inc. 2017 Term Loan B, 4.630%, (US0003M + 3.250%), 06/07/23	3,133,227	0.7

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
1,178,706	Community Health Systems, Inc. Term Loan H, 4.479%, (US0003M + 3.000%), 01/27/21	$1,129,420	0.3
1,068,328	Concentra Inc. First Lien Term Loan, 4.321%, (US0003M + 3.000%), 06/01/22	1,080,308	0.3
932,602	Cotiviti Corporation Term Loan B, 3.840%, (US0003M + 2.500%), 09/28/23	939,014	0.2
500,000	Davis Vision Incorporated First Lien Term Loan B, 4.487%, (US0003M + 3.500%), 11/01/24	504,063	0.1
295,000	Davis Vision Incorporated Second Lien Term Loan B, 8.237%, (US0003M + 6.750%), 11/03/25	298,688	0.1
1,228,610	DJO Finance LLC 2015 Term Loan, 4.592%, (US0003M + 3.250%), 06/08/20	1,219,971	0.3
605,425	Press Ganey Holdings, Inc. 2017 First Lien Term Loan, 4.350%, (US0003M + 3.000%), 10/23/23	609,713	0.1
1,579,393	Envision Healthcare Corp Term Loan B, 4.350%, (US0003M + 3.000%), 12/01/23	1,584,823	0.4
1,113,771	ExamWorks Group, Inc. 2017 Term Loan, 4.600%, (US0003M + 3.250%), 07/27/23	1,121,777	0.3
334,163	Commerce Merger Sub, Inc. 2017 First Lien Term Loan, 4.583%, (US0003M + 3.250%), 06/28/24	335,416	0.1
871,209	Greenway Health, LLC 2017 First Lien Term Loan, 5.580%, (US0003M + 4.250%), 02/14/24	879,921	0.2
2,350,949	Jaguar Holding Company II 2017 Term Loan, 4.091%, (US0003M + 2.750%), 08/18/22	2,357,854	0.5
2,113,317	Kinetic Concepts, Inc. 2017 USD Term Loan B, 4.583%, (US0003M + 3.250%), 02/02/24	2,110,411	0.5
1,678,424	MPH Acquisition Holdings LLC 2016 Term Loan B, 4.333%, (US0003M + 3.000%), 06/07/23	1,681,871	0.4
2,574,336	NVA Holdings, Inc. USD First Lien Term Loan B2, 4.833%, (US0003M + 3.500%), 08/14/21	2,596,861	0.6
1,472,462	Onex TSG Holdings II Corp. First Lien Term Loan, 5.350%, (US0003M + 4.000%), 07/31/22	1,454,057	0.3
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
2,448,000	Parexel International Corporation Term Loan B, 4.350%, (US0003M + 3.000%), 09/27/24	$2,464,830	0.6
995,000	PharMerica Corporation First Lien Term Loan, 4.987%, (US0003M + 3.500%), 09/26/24	1,001,529	0.2
1,062,453	nThrive, Inc. 2016 First Lien Term Loan, 5.850%, (US0003M + 4.500%), 10/20/22	1,068,596	0.2
100,998	Press Ganey Holdings, Inc. Second Lien Term Loan, 7.850%, (US0003M + 7.250%), 10/21/24	102,450	0.0
905,951	Prospect Medical Holdings, Inc. Term Loan, 7.500%, (US0003M + 6.000%), 06/30/22	908,760	0.2
1,681,550	Select Medical Corporation 2017 Term Loan B, 4.850%, (US0003M + 3.500%), 03/01/21	1,705,176	0.4
3,209,746	Sotera Health Holdings, LLC 2017 Term Loan B, 4.350%, (US0003M + 3.000%), 05/15/22	3,209,746	0.7
1,540,000	Surgery Center Holdings, Inc. 2017 Term Loan B, 4.600%, (US0003M + 3.250%), 09/02/24	1,511,767	0.4
1,691,500	Team Health Holdings, Inc. First Lien Term Loan, 4.100%, (US0003M + 2.750%), 02/06/24	1,654,498	0.4
523,688	Tecomet Inc. 2017 Repriced Term Loan, 5.135%, (US0003M + 3.750%), 05/01/24	528,597	0.1
728,175	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.600%, (US0003M + 3.250%), 06/23/24	728,175	0.2
3,441,219	U.S. Renal Care, Inc. 2015 Term Loan B, 5.583%, (US0003M + 4.250%), 12/31/22	3,364,652	0.8
651,979	Valeant Pharmaceuticals International, Inc. Term Loan B F1, 4.750%, (US0003M + 3.500%), 04/01/22	661,840	0.2
1,075,306	Vizient, Inc. First Lien Term Loan B, 4.850%, (US0003M + 3.500%), 02/13/23	1,080,347	0.3
		64,152,627	15.0

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Home Furnishings: 1.1%
1,549,598	Prime Security Services Borrower, LLC 2016 First Lien Term Loan, 4.100%, (US0003M + 2.750%), 05/02/22	$1,562,794	0.3
750,000	Global Appliance Inc. Term Loan B, 5.340%, (US0003M + 4.000%), 09/29/24	758,906	0.2
1,214,237	Hillman Group Inc. (The) Term Loan B, 4.840%, (US0003M + 3.500%), 06/30/21	1,224,103	0.3
1,205,794	Serta Simmons Bedding, LLC First Lien Term Loan, 4.848%, (US0003M + 3.500%), 11/08/23	1,171,730	0.3
		4,717,533	1.1

	Industrial Equipment: 4.2%
500,000	Accudyne Industries, LLC 2017 Term Loan, 5.083%, (US0003M + 3.750%), 08/02/24	503,164	0.1
2,712,889	Apex Tool Group, LLC Term Loan B, 4.600%, (US0001M + 3.250%), 01/31/20	2,703,562	0.6
1,320,559	Columbus McKinnon Corporation Term Loan B, 4.333%, (US0003M + 3.000%), 01/31/24	1,330,463	0.3
1,814,950	Cortes NP Acquisition Corporation 2017 Term Loan B, 5.350%, (US0003M + 4.000%), 11/30/23	1,825,728	0.4
786,776	WTG Holdings III Corp. First Lien Term Loan, 5.083%, (US0003M + 3.750%), 01/15/21	793,169	0.2
570,000	ExGen Renewables IV, LLC Term Loan B, 4.487%, (US0003M + 3.000%), 11/07/24	574,988	0.1
1,629,850	Filtration Group Corporation First Lien Term Loan, 4.380%, (US0003M + 3.000%), 11/21/20	1,644,548	0.4
EUR 2,000,000	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR003M + 3.000%), 07/30/24	2,392,401	0.6
1,895,042	Gardner Denver, Inc. 2017 USD Term Loan B, 4.083%, (US0003M + 2.750%), 07/30/24	1,903,693	0.4
668,250	Global Brass & Copper, Inc. 2016 Term Loan B, 4.625%, (US0003M + 3.250%), 07/18/23	677,438	0.2
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment: (continued)
791,098	Kenan Advantage Group, Inc. 2015 Term Loan, 4.350%, (US0003M + 3.000%), 07/31/22	$795,548	0.2
240,574	Kenan Advantage Group, Inc. CAD Term Loan B, 4.350%, (US0003M + 3.000%), 07/31/22	241,928	0.1
997,487	Rexnord LLC 2016 Term Loan B, 4.088%, (US0003M + 2.750%), 08/21/23	1,000,682	0.2
800,000	Robertshaw US Holding Corp First Lien Term Loan, 5.750%, (US0003M + 4.500%), 08/10/24	807,500	0.2
345,000	Robertshaw US Holding Corp Second Lien Term Loan, 10.250%, (US0003M + 9.000%), 02/10/25	344,137	0.1
484,388	Signode Industrial Group US, Inc. Term Loan B, 4.092%, (US0003M + 2.750%), 05/04/21	488,021	0.1
		18,026,970	4.2

	Insurance: 6.3%
3,303,400	Acrisure, LLC 2016 Term Loan B, 6.272%, (US0003M + 5.000%), 10/28/23	3,348,822	0.8
2,734,587	Alliant Holdings I, Inc. 2015 Term Loan B, 4.578%, (US0003M + 3.250%), 08/12/22	2,750,147	0.6
195,000	AmWINS Group, Inc Second Lien, 8.100%, (US0003M + 6.750%), 01/25/25	197,437	0.1
2,054,475	AmWINS Group, Inc. 2017 Term Loan B, 4.070%, (US0001M + 2.750%), 01/25/24	2,062,500	0.5
1,380,000	Applied Systems, Inc. 2017 First Lien Term Loan, 4.574%, (US0003M + 3.250%), 09/19/24	1,396,280	0.3
340,000	Applied Systems, Inc. 2017 Second Lien Term Loan, 8.324%, (US0003M + 7.000%), 09/19/25	351,192	0.1
2,173,085	AssuredPartners, Inc. 2017 First Lien Add-On Term Loan, 4.850%, (US0003M + 3.500%), 10/22/24	2,191,556	0.5
430,386	CH Hold Corp. First Lien Term Loan, 4.350%, (US0003M + 3.000%), 02/01/24	434,421	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Insurance: (continued)
1,276,800	CCC Information Services, Inc. 2017 First Lien Term Loan, 4.350%, (US0003M + 3.000%), 04/27/24	$1,280,790	0.3
150,000	CCC Information Services, Inc. 2017 Second Lien Term Loan, 8.100%, (US0003M + 6.750%), 04/27/25	154,188	0.0
2,739,403	Hub International Limited Term Loan B, 4.413%, (US0003M + 3.000%), 10/02/20	2,754,661	0.6
2,456,438	NFP Corp. Term Loan B, 4.850%, (US0003M + 3.500%), 01/08/24	2,474,669	0.6
1,825,000	Sedgwick Claims Management Services, Inc. Incremental Second Lien Term Loan, 7.229%, (US0003M + 5.750%), 02/28/22	1,845,531	0.4
2,300,000	Sedgwick, Inc. Second Lien Term Loan, 7.100%, (US0003M + 5.750%), 02/28/22	2,328,750	0.6
1,900,000	USI, Inc. 2017 Term Loan B, 4.350%, (US0003M + 3.000%), 05/16/24	1,898,020	0.5
1,358,884	VF Holding Corp Reprice Term Loan, 4.600%, (US0003M + 3.250%), 06/30/23	1,368,698	0.3
		26,837,662	6.3

	Leisure Good/Activities/Movies: 5.9%
3,870,000	24 Hour Fitness Worldwide, Inc. New Term Loan B, 5.085%, (US0003M + 3.750%), 05/28/21	3,875,999	0.9
920,000	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.588%, (US0003M + 3.250%), 09/18/24	922,875	0.2
2,577,254	Delta 2 (LUX) S.a.r.l. USD Term Loan B3, 4.350%, (US0006M + 3.000%), 02/01/24	2,595,508	0.6
170,000	Equinox Holdings, Inc. 2017 Second Lien Term Loan, 8.350%, (US0003M + 7.000%), 09/06/24	175,845	0.0
2,089,500	Equinox Holdings, Inc. 2017 Term Loan B, 4.492%, (US0003M + 3.250%), 03/08/24	2,099,948	0.5
4,143,912	Fitness International, LLC Term Loan B, 4.850%, (US0003M + 3.250%), 07/01/20	4,209,522	1.0
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
EUR 1,000,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 06/27/24	$1,200,239	0.3
897,750	Kingpin Intermediate Holdings LLC 2017 First Lien Term Loan B, 5.570%, (US0003M + 4.250%), 06/28/24	905,605	0.2
985,000	LTF Merger Sub, Inc. 2017 Term Loan B, 4.228%, (US0003M + 2.750%), 06/10/22	988,540	0.2
EUR 664,983	NEP Europe Finco B.V. EUR Incremental Term Loan, 3.750%, (EUR003M + 3.500%), 01/03/24	801,885	0.2
1,561,278	NEP/NCP Holdco, Inc. 2017 Second Lien Term Loan, 8.246%, (US0003M + 7.000%), 01/23/23	1,576,891	0.4
2,831,841	NEP/NCP Holdco, Inc. Incremental Term Loan, 4.600%, (US0003M + 3.250%), 07/21/22	2,844,230	0.7
522,020	SRAM, LLC 2017 Incremental Term Loan, 4.686%, (US0003M + 3.250%), 03/15/24	523,326	0.1
EUR 1,000,000	Stage Entertainment B.V. EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 06/29/24	1,203,830	0.3
934,297	UFC Holdings, LLC First Lien Term Loan, 4.580%, (US0003M + 3.250%), 08/18/23	940,887	0.2
634,100	Winnebago Industries, Inc. Term Loan, 5.796%, (US0003M + 4.500%), 11/08/23	642,819	0.1
		25,507,949	5.9

	Lodging & Casinos: 6.5%
4,819,038	Amaya Holdings B.V. Repriced Term Loan B, 4.833%, (US0003M + 3.500%), 08/01/21	4,850,964	1.1
299,250	Belmond Interfin Ltd. Dollar Term Loan, 4.100%, (US0003M + 2.750%), 07/03/24	299,998	0.1
552,225	Caesars Growth Properties Holdings, LLC 2017 Term Loan, 4.100%, (US0003M + 2.750%), 05/08/21	552,628	0.1
4,110,000	Caesars Resort Collection, LLC 2017 First Lien Term Loan B, 4.237%, (US0003M + 2.750%), 09/27/24	4,132,091	1.0

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Lodging & Casinos: (continued)
560,000		CBAC Borrower, LLC 2017 Term Loan B, 5.350%, (US0003M + 4.000%), 06/28/24	$566,300	0.1
1,496,250		CityCenter Holdings, LLC 2017 Term Loan B, 3.850%, (US0003M + 2.500%), 04/18/24	1,504,900	0.4
1,247,424		ESH Hospitality, Inc. 2017 Term Loan B, 3.600%, (US0003M + 2.250%), 08/30/23	1,251,972	0.3
1,456,350		Everi Payments Inc. Term Loan B, 4.978%, (US0003M + 3.500%), 05/09/24	1,469,093	0.3
1,705,000		Golden Entertainment, Inc. 2017 First Lien Term Loan, 4.290%, (US0003M + 3.000%), 10/21/24	1,709,263	0.4
475,000		Golden Entertainment, Inc. 2017 Second Lien Term Loan, 8.487%, (US0003M + 7.000%), 10/20/25	478,563	0.1
1,979,747		La Quinta Intermediate Holdings LLC Term Loan B, 4.109%, (US0003M + 2.750%), 04/14/21	1,995,420	0.5
3,387,258		Scientific Games International, Inc. 2017 Term Loan B4, 4.657%, (US0003M + 3.250%), 08/14/24	3,423,511	0.8
3,577,987		Station Casinos LLC 2016 Term Loan B, 3.820%, (US0003M + 2.500%), 06/08/23	3,587,927	0.8
1,929,189		Twin River Management Group, Inc. Term Loan, 4.833%, (US0003M + 3.500%), 07/10/20	1,954,108	0.5
			27,776,738	6.5

		Nonferrous Metals/Minerals: 0.2%
1,005,000		Fairmount Santrol, Inc. 2017 Term Loan B, 7.377%, (US0003M + 6.000%), 11/01/22	1,007,984	0.2

		Oil & Gas: 2.0%
1,055,113		FTS International, Inc. New Term Loan B, 6.100%, (US0003M + 4.750%), 04/16/21	1,032,252	0.2
6,525,750	(2),(3)	HGIM Corp. Term Loan B, 5.987%, 06/18/20	2,365,585	0.6
496,253		Limetree Bay Terminals, LLC 2017 Term Loan B, 5.283%, (US0003M + 4.000%), 02/15/24	491,291	0.1
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Oil & Gas: (continued)
365,000		Medallion Midland Acquisition, LLC First Lien Term Loan, 4.562%, (US0003M + 3.250%), 10/30/24	$366,597	0.1
1,879,918		MEG Energy Corp. 2017 Term Loan B, 4.833%, (US0003M + 3.500%), 12/31/23	1,884,324	0.4
761,027		Southcross Energy Partners, L.P. First Lien Term Loan, 5.583%, (US0003M + 4.250%), 08/04/21	750,563	0.2
396,675		Summit Midstream Partners Holdings, LLC Term Loan B, 7.350%, (US0003M + 6.000%), 05/13/22	403,947	0.1
1,290,000		Traverse Midstream Partners LLC 2017 Term Loan, 5.330%, (US0003M + 4.000%), 09/27/24	1,304,190	0.3
			8,598,749	2.0

		Publishing: 1.2%
642,681		McGraw-Hill Global Education Holdings, LLC 2016 Term Loan B, 5.350%, (US0003M + 4.000%), 05/04/22	644,689	0.2
2,080,426		Merrill Communications, LLC 2015 Term Loan, 6.630%, (US0003M + 5.250%), 06/01/22	2,101,231	0.5
2,253,612		Tribune Media Company Term Loan C, 4.350%, (US0003M + 3.000%), 01/27/24	2,261,123	0.5
180,814		Tribune Media Company Term Loan, 4.350%, (US0003M + 3.000%), 12/27/20	181,718	0.0
			5,188,761	1.2

		Radio & Television: 3.5%
2,168,613		Learfield Communications, LLC 2016 First Lien Term Loan, 4.600%, (US0003M + 3.250%), 12/01/23	2,178,551	0.5
1,925,640		CBS Radio Inc. Term Loan B, 4.738%, (US0003M + 3.500%), 10/06/23	1,929,828	0.4
2,440,598	(2)	Cumulus Media Holdings Inc. 2013 Term Loan, 4.600%, 12/23/20	2,127,896	0.5
1,190,938		Lions Gate Entertainment Corp. 2016 First Lien Term Loan, 4.350%, (US0003M + 3.000%), 12/08/23	1,193,418	0.3

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Radio & Television: (continued)
259,382	Mission Broadcasting, Inc. 2017 Term Loan B2, 3.742%, (US0003M + 2.500%), 01/17/24	$260,485	0.1
2,054,028	Nexstar Broadcasting, Inc. 2017 Term Loan B2, 3.742%, (US0003M + 2.500%), 01/17/24	2,062,758	0.5
1,310,000	Raycom TV Broadcasting, LLC 2017 Term Loan B, 4.078%, (US0003M + 2.750%), 08/23/24	1,321,871	0.3
4,058,969	Univision Communications Inc. Term Loan C5, 4.100%, (US0003M + 2.750%), 03/15/24	4,038,110	0.9
		15,112,917	3.5

	Retailers (Except Food & Drug): 7.8%
1,160,729	Abercrombie & Fitch Management Co. Term Loan B, 5.080%, (US0003M + 3.750%), 08/07/21	1,153,475	0.3
EUR 2,090,000	Action Nederland B.V. EUR Term Loan B, 3.250%, (EUR003M + 3.500%), 02/25/22	2,509,388	0.6
1,643,595	Ascena Retail Group, Inc. 2015 Term Loan B, 5.875%, (US0003M + 4.500%), 08/21/22	1,402,809	0.3
1,000,000	Bass Pro Group, LLC Term Loan B, 6.350%, (US0003M + 5.000%), 09/25/24	975,312	0.2
1,963,662	Belk, Inc. Term Loan B First Lien, 6.099%, (US0003M + 4.750%), 12/12/22	1,591,179	0.4
3,184,000	BJs Wholesale Club, Inc. 2017 First Lien Term Loan, 4.992%, (US0003M + 3.750%), 02/03/24	3,137,125	0.7
650,000	BJs Wholesale Club, Inc. 2017 Second Lien Term Loan, 8.742%, (US0003M + 7.500%), 02/03/25	633,479	0.1
1,930,289	General Nutrition Centers, Inc. New Term Loan, 5.750%, (PRIME + 1.500%), 03/04/19	1,848,483	0.4
3,198,504	Harbor Freight Tools USA, Inc. 2016 Term Loan B, 4.600%, (US0003M + 3.250%), 08/18/23	3,223,491	0.8
2,578,950	Jo-Ann Stores, Inc. 2016 Term Loan, 6.551%, (US0003M + 5.000%), 10/20/23	2,470,956	0.6
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
1,475,100	Leslies Poolmart, Inc. 2016 Term Loan, 5.064%, (US0003M + 3.750%), 08/16/23	$1,478,788	0.3
3,205,783	Mens Wearhouse, Inc. (The) Term Loan B, 4.785%, (US0003M + 3.500%), 06/18/21	3,178,732	0.7
273,648	National Vision, Inc. First Lien Term Loan, 4.242%, (US0001M + 3.000%), 03/12/21	274,802	0.1
2,360,117	Neiman Marcus Group, Inc. (The) 2020 Term Loan B, 4.492%, (US0003M + 3.250%), 10/25/20	1,929,559	0.5
1,060,399	Party City Holdings Inc. 2016 Term Loan, 4.433%, (US0003M + 3.000%), 08/19/22	1,062,470	0.2
2,606,087	Petco Animal Supplies, Inc. 2017 Term Loan B, 4.380%, (US0003M + 3.000%), 01/26/23	2,058,809	0.5
5,355,194	PetSmart, Inc., 4.340%, (US0003M + 3.000%), 03/11/22	4,611,047	1.1
		33,539,904	7.8

	Software: 0.6%
2,354,100	Almonde, Inc. - Term Loan B First Lien, 4.979%, (US0003M + 3.500%), 06/13/24	2,354,651	0.6

	Surface Transport: 1.1%
388,050	AI Mistral Holdco Limited 2017 Term Loan B, 4.350%, (US0003M + 3.000%), 03/09/24	386,838	0.1
2,455,000	Navistar International Corporation 2017 First Lien Term Loan B, 4.750%, (US0003M + 3.500%), 11/01/24	2,464,206	0.6
1,595,808	OSG Bulk Ships, Inc OBS Term Loan, 5.650%, (US0003M + 4.250%), 08/05/19	1,531,976	0.3
340,000	PODS, LLC 2017 Term Loan B, 4.487%, (US0003M + 3.000%), 11/21/24	342,054	0.1
		4,725,074	1.1

	Telecommunications: 10.0%
1,756,175	Altice Financing SA 2017 USD Term Loan B, 4.109%, (US0003M + 2.750%), 07/15/25	1,738,613	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
1,310,000	Altice Financing SA USD 2017 First Lien Term Loan, 4.237%, (US0003M + 2.750%), 01/05/26	$1,293,298	0.3
3,215,864	Aricent Technologies First Lien Term Loan, 5.746%, (US0003M + 4.500%), 04/14/21	3,233,149	0.8
380,000	Asurion LLC 2017 Second Lien Term Loan, 7.350%, (US0003M + 6.000%), 08/04/25	390,687	0.1
1,906,439	Asurion LLC 2017 Term Loan B4, 4.100%, (US0003M + 2.750%), 08/04/22	1,917,163	0.4
2,648,365	Asurion LLC 2017 Term Loan B5, 4.350%, (US0003M + 3.000%), 11/03/23	2,663,026	0.6
3,030,000	Avaya, Inc. Exit Term Loan B, 6.237%, (US0003M + 4.750%), 11/08/24	2,994,019	0.7
3,200,000	CenturyLink, Inc. 2017 Term Loan B, 4.100%, (PRIME + 2.750%), 01/31/25	3,077,667	0.7
4,857,942	Communications Sales & Leasing, Inc. 2017 Term Loan B, 4.350%, (US0003M + 3.000%), 10/24/22	4,687,282	1.1
3,655,427	Consolidated Communications, Inc. 2016 Term Loan B, 4.350%, (US0003M + 3.000%), 10/04/23	3,606,689	0.8
1,510,545	Global Tel*Link Corporation First Lien Term Loan, 5.333%, (US0003M + 4.000%), 05/23/20	1,528,483	0.4
850,000	Global Tel*Link Corporation Second Lien Term Loan, 9.083%, (US0003M + 7.750%), 11/23/20	851,062	0.2
1,776,146	Lumos Networks Operating Company First Lien Term Loan B, 4.987%, (US0003M + 3.250%), 10/16/24	1,779,476	0.4
583,854	Lumos Networks Operating Company MTN Topco Term Loan, 4.737%, (US0003M + 3.250%), 10/16/24	584,949	0.1
2,500,000	Numericable Group SA USD Term Loan B12, 4.349%, (US0003M + 3.000%), 01/31/26	2,460,418	0.6
Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Telecommunications: (continued)
1,150,000	Securus Technologies Holdings, Inc. 2017 First Lien Term Loan, 5.850%, (US0003M + 4.500%), 11/01/24	$1,162,398	0.3
2,701,425	Sprint Communications, Inc. First Lien Term Loan B, 3.875%, (US0003M + 2.500%), 02/02/24	2,705,139	0.6
1,997,574	Syniverse Holdings, Inc. Term Loan, 4.242%, (US0003M + 3.000%), 04/23/19	1,969,485	0.5
1,950,113	U.S. Telepacific Corporation 2017 Term Loan B, 6.350%, (US0003M + 5.000%), 05/02/23	1,874,546	0.4
2,677,785	Windstream Corporation Repriced Term Loan B6, 5.270%, (US0003M + 4.000%), 03/29/21	2,507,746	0.6
		43,025,295	10.0

	Utilities: 4.3%
992,386	Calpine Corporation Term Loan B5, 4.090%, (US0003M + 2.750%), 01/15/24	994,315	0.2
982,500	Calpine Corporation Term Loan B6, 4.090%, (US0003M + 2.750%), 01/15/23	984,572	0.2
1,617,775	Dayton Power & Light Company (The) Term Loan B, 4.600%, (US0003M + 3.250%), 08/24/22	1,633,427	0.4
1,815,144	Dynegy Inc. 2017 Term Loan C, 4.600%, (US0003M + 3.250%), 02/07/24	1,827,060	0.4
581,923	EFS Cogen Holdings I LLC 2016 Term Loan B, 4.590%, (US0003M + 3.500%), 06/28/23	588,106	0.1
948,113	Entergy Rhode Island State Energy, L.P. Term Loan B, 6.100%, (US0003M + 4.750%), 12/17/22	957,594	0.2
1,222,860	Helix Gen Funding, LLC Term Loan B, 5.083%, (US0003M + 3.750%), 06/02/24	1,232,668	0.3
1,612,875	Longview Power LLC Term Loan B, 7.390%, (US0003M + 6.000%), 04/13/21	1,088,691	0.3
740,285	Meter Readings Holding, LLC 2016 Term Loan B, 7.229%, (US0003M + 5.750%), 08/29/23	753,240	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Utilities: (continued)
1,242,450	Middle River Power LLC Term Loan B, 8.333%, (US0003M + 7.000%), 10/18/22	$1,149,266	0.3
648,375	Nautilus Power, LLC Term Loan B, 5.600%, (US0003M + 4.250%), 05/16/24	654,859	0.2
1,577,552	Southeast PowerGen, LLC Term Loan B, 4.840%, (US0003M + 3.500%), 12/02/21	1,471,067	0.3
2,424,536	TEX Operations Co. LLC Exit Term Loan B, 4.096%, (US0003M + 2.750%), 08/04/23	2,438,174	0.6
557,143	TEX Operations Co. LLC Exit Term Loan C, 4.084%, (US0003M + 2.750%), 08/04/23	560,277	0.1
2,068,632	TPF II Power, LLC Term Loan B, 5.100%, (US0003M + 3.750%), 10/02/23	2,089,318	0.5
		18,422,634	4.3

	Total Senior Loans
	(Cost $615,492,052)	607,613,982	141.6

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.2%
42,798	(3)	Everyware Global, Inc.	320,985	0.1
89,600	(3)	Cengage Learning Holdings II L.P.	667,520	0.1
156,376	(3)	Longview Power LLC	31,275	0.0
57,894	(3)	Millennium Health, LLC	16,269	0.0
–	(3),(4)	Millennium Health, LLC Corporate Claims Trust	–	0.0
206,462	(3),(4)	Nelson Education Ltd.	–	0.0
913,005	(3),(4)	Nelson Education Ltd. Preferred Class A	–	0.0
111	(3)	Southcross Holdings GP LLC	–	0.0
111	(3)	Southcross Holdings LP Class A	49,580	0.0
	Total Equities and Other Assets
	(Cost $5,389,021)		1,085,629	0.2

	Total Investments (Cost $620,881,073)		$608,699,611	141.8
	Liabilities in Excess of Other Assets		(179,562,955)	(41.8)
	Net Assets		$429,136,656	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Non-income producing security.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:
EUR003M	-	3-month EURIBOR
EUR006M	-	6-month EURIBOR
PRIME	-	Federal Reserve Bank Prime Loan Rate
US0001M	-	1-month LIBOR
US0003M	-	3-month LIBOR
US0006M	-	6-month LIBOR

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Senior Loans	$–	$607,613,982	$–	$607,613,982
Equities and Other Assets	–	1,085,629	–	1,085,629
Total Investments, at fair value	$–	$608,699,611	$–	$608,699,611
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(374,283)	$–	$(374,283)
Total Liabilities	$–	$(374,283)	$–	$(374,283)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2017, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 33,226,678	EUR 28,200,000	State Street Bank & Trust Co.	12/20/17	$(374,283)
				$(374,283)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2017 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$374,283
Total Liability Derivatives		$374,283

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2017:

State Street Bank and Trust Co.

Liabilities:
Forward foreign currency contracts	$374,283
Total Liabilities	$374,283

Net OTC derivative instruments by counterparty, at fair value	$(374,283)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(374,283)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $620,947,292.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,206,612
Gross Unrealized Depreciation	(17,824,953)

Net Unrealized Depreciation	$(12,618,341)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 26, 2018